Long-Term Debt (Detail) - EUR (€) € in Millions	Jun. 30, 2021	Dec. 31, 2020
Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	€ 149,139	€ 149,163
Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	67,011	67,496
Floating rate	21,275	25,895
Other	52,112	48,103
Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	7,102	6,049
Floating rate	1,346	1,303
Other	€ 293	€ 316